Pay vs Performance Disclosure				12 Months Ended
	Nov. 14, 2025 $ / shares	Feb. 11, 2025 $ / shares	Feb. 08, 2025 $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	SCT Total(1) for CEO(2)	Compensation Actually Paid(3) to CEO(2)	Average SCT Total(1) for Non- CEO NEOs(4)	Average Compensation Actually Paid(3) to Non-CEO NEOs(4)	Value of initial fixed $100 investment based on:		Net Income / (Loss) (Millions of Dollars)	CSM: 1-Year Absolute Adjusted ROCE(7)
					Company TSR(5)	Peer Group TSR(6)
2025	$23,450,085	$22,778,058	$6,994,230	$5,595,170	$279.04	$285.59	$7,988	10.0%
2024	23,116,284	12,303,427	7,806,425	5,028,663	285.61	260.85	9,245	14.9
2023	20,770,673	35,636,692	6,971,974	9,288,633	325.04	250.57	10,957	19.2
2022	19,972,339	74,688,355	6,133,798	14,617,414	317.26	273.91	18,680	30.8
2021	23,886,640	59,903,247	7,379,438	12,790,641	185.98	159.24	8,079	16.3

(1)
See “Executive Compensation Tables” beginning on page 93 for additional details of amounts included in Summary Compensation Table (SCT) total compensation.

(2)
The CEO for each of the reported years is Mr. Lance.

(3)
For 2025, Compensation Actually Paid (CAP) for the CEO and average CAP for the non-CEO NEOs is determined by making the following adjustments to total compensation shown in the SCT.

SCT Total to CAP Reconciliation	CEO	Avg. of Non-CEO NEOs
SCT Total	$23,450,085	$6,994,230
Minus the increase in actuarial present value of pensions shown under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT	—	(503,169)
Plus the “service cost” of such pensions(a)	400,573	119,771
Plus the “prior service cost” of such pensions(b)	—	—
Minus the grant date fair value of awards shown under the “Stock Awards” column of the SCT(c)	(16,543,434)	(4,133,308)
Minus the grant date fair value of awards shown under the “Option Awards” column of the SCT(c)	—	—
Plus the year-end fair value of equity awards granted during the year and unvested at year-end(c)(d)	16,631,345	3,725,857
Plus the vesting date fair value of equity awards granted and vesting during the year(c)(e)	198,088	28,734
Plus or minus the change in fair value from prior year-end to current year-end of outstanding equity awards granted in a prior year and unvested at year-end(c)(f)	(1,919,134)	(242,045)
Plus or minus the change in fair value from prior year-end to the vesting date of equity awards granted in a prior year and vesting during the year(c)(g)	416,949	80,296
Minus the prior year-end fair value of equity awards forfeited during the year(c)(h)	(806,978)	(502,256)
Plus dividends or other earnings paid during the year and prior to the vesting date of any equity awards and not otherwise included in the SCT total	950,564	27,060
Equals CAP	$22,778,058	$5,595,170

(a)
The “service cost” is the actuarial present value of defined benefit pensions that is attributable to services rendered during the year. See “Pension Benefits” starting on page 100 for a description of the formulas for the pension earned each year.

(b)
The “prior service cost” is the total additional cost of defined benefit pension benefits for prior years that is attributed to amendments during the year. No such amendments were adopted effective in any of the years shown in the Pay Versus Performance table.
(c)
Amounts shown are based on the fair value of awards as determined in accordance with FASB ASC Topic 718. See the “Employee Benefit Plans” section of Note 14 in the Notes to Consolidated Financial Statements in ConocoPhillips’ 2025 Annual Report on Form 10-K for a discussion of the relevant assumptions used in this determination. Amounts in the CAP Reconciliation Table (other than totals shown in the first and last rows) are actual amounts rounded to the nearest dollar, and the total CAP is the sum of the amounts shown. In the following footnotes fair values are rounded to the nearest penny.

(d)
Includes the year-end fair value (or average year-end fair value as applicable) of PSP and ERSUP award units granted during the year and unvested at year-end including award units related to dividend equivalents on outstanding unvested awards reinvested in 2025, each with a fair value of $94.00 as of December 31, 2025. The 2025 PSP awards and related reinvested dividend equivalents are shown at target for the year of grant because that is the probable payout as of the end of that year. The dividend equivalents granted in 2025 for 2023 PSP awards vesting and settling in 2026 are adjusted for actual below-target performance because that is the probable payout based on performance through the end of the performance period (ended December 31, 2025) even though the HRCC retained the discretion to adjust the payout until the time of settlement in February of 2026.

(e)
Includes the vesting date fair value (or average vesting date fair value as applicable) of equity awards granted and vested during the year including ERSUP award units granted in 2025 for which restrictions were lapsed on November 14, 2025, to satisfy required tax withholding, with a fair value of $90.25 per share as of the vesting date.

(f)
Includes the incremental reduction in fair value (or average incremental reduction in fair value as applicable) of unvested awards as of December 31, 2025, which were granted in previous years, including, as applicable, restricted shares for LTIP VIII — PSP I initial payout, for which restrictions lapse following retirement; restricted stock units related to grants for PSP I final payout — PSP VI, for which restrictions lapse following separation from service; restricted stock units for PSP VIII and PSP VIII Tail for which Mr. Lance elected to defer lapsing of restrictions until separation from service; restricted stock units related to ERSUP awards granted in 2023 and 2024, for which restrictions lapse three years from the grant date; PSP award units related to the grant in 2023 based on projected performance (not including forfeited units) and PSP award units related to the grant in 2024 based on initial target. For these awards, the negative change in fair value equals the aggregate number of shares multiplied by minus $4.20, which is $94.00 (the fair value of the company’s common stock as of December 31, 2025) less $98.20 (the fair value of the company’s common stock as of December 31, 2024).

(g)
Includes the incremental increase in fair value (or average incremental increase in fair value as applicable) of awards vesting in 2025, including PSP award units related to the grant in 2022 that settled in cash based on performance as approved by the HRCC at its February 2025 meeting and restricted stock units related to ERSUP awards granted in 2022 that vested and settled in stock on February 11, 2025 and February 8, 2025, respectively. For these ERSUP awards, the positive change in fair value equals the aggregate number of shares multiplied by $1.16, which is $99.36 (the fair value of the company’s common stock as of the last trading day preceding the February 8, 2025 vesting date) less $98.20 (the fair value of the company’s common stock as of December 31, 2024). For these PSP awards, the positive change in fair value equals the aggregate number of shares multiplied by $2.70, which is $100.90 (the fair value of the company’s common stock as of the February 11, 2025, vesting date) less $98.20 (the fair value of the company’s common stock as of December 31, 2024).

(h)
Includes the projected incremental reduction in fair value (or average incremental reduction in fair value as applicable) of unvested PSP award units related to the 2023 PSP grant as adjusted for actual performance below target through December 31, 2025. The incremental reduction in fair value as of December 31, 2025, equals minus $98.20 per share (the fair value as of December 31, 2024) because the award included target shares at the end of the prior year. The 2023 PSP awards vesting and settling in 2026 are adjusted for actual performance because that is the probable payout based on performance through the end of the performance period (ended December 31, 2025) even though the HRCC retained the discretion to adjust the payout until the time of settlement in February of 2026. The average of Non-CEO NEOs includes adjustments related to rounding the final payout of the 2022 PSP award that vested February 11, 2025 and reductions related to the 2023 and 2024 PSP grants as adjusted for awards that were forfeited due to prorated retirement vesting, with a fair value of minus $98.20 per share (the fair value as of December 31, 2024) because the award included target shares at the end of the prior year.

(4)
The NEOs included for the 2025 Average SCT Total for Non-CEO NEOs and the Average CAP for Non-CEO NEOs are: A.M. O’Brien, W.L. Bullock, Jr. (retired effective August 31, 2025), N.G. Olds, K.B. Rose and K.L. Johnson. The NEOs included for the 2024 Average SCT Total for Non-CEO NEOs and the Average CAP for Non-CEO NEOs are: W.L. Bullock, Jr., N.G. Olds, K.B. Rose and A.M. O’Brien. The NEOs included for the 2023 Average SCT Total for Non-CEO NEOs and the Average CAP for Non-CEO NEOs are: W.L. Bullock, Jr., D.E. Macklon (retired effective May 1, 2024), N.G. Olds and K.B. Rose. The NEOs included for the 2022 Average SCT Total for Non-CEO NEOs and the Average CAP for Non-CEO NEOs are: W.L. Bullock, Jr., T.A. Leach, D.E. Macklon, N.G. Olds and K.B. Rose. The NEOs included for the 2021 Average SCT Total for Non-CEO NEOs and the Average CAP for Non-CEO NEOs are: W.L. Bullock, Jr., T.A. Leach, D.E. Macklon, M.J. Fox (retired effective July 1, 2021) and K.B. Rose.

(5)
Company TSR shown for 2021 is the value as of December 31, 2021, of a hypothetical investment of $100 in ConocoPhillips stock on December 31, 2020, with all dividends reinvested. The amount shown for 2022 is the cumulative value of that hypothetical investment (with all dividends reinvested) as of December 30, 2022 (the last trading day in 2022). The amount shown for 2023 is the cumulative value of that hypothetical investment (with all dividends reinvested) as of December 29, 2023 (the last trading day in 2023). The amount shown for 2024 is the cumulative value of that hypothetical investment (with all dividends reinvested) as of December 31, 2024. The amount shown for 2025 is the cumulative value of that hypothetical investment (with all dividends reinvested) as of December 31, 2025.

(6)
Peer Group TSR shown for 2021 is the value as of December 31, 2021 of a hypothetical investment of $100 in the stock of our performance peer group on December 31, 2020, with all dividends reinvested. The amount shown for 2022 is the cumulative value of that hypothetical investment (with all dividends reinvested) as of December 30, 2022 (the last trading day in 2022). The amount shown for 2023 is the cumulative value of that hypothetical investment (with all dividends reinvested) as of December 29, 2023 (the last trading day in 2023). The amount shown for 2024 is the cumulative value of that hypothetical investment (with all dividends reinvested) as of December 31, 2024. The amount shown for 2025 is the cumulative value of that hypothetical investment (with all dividends reinvested) as of December 31, 2025. For this purpose and for all years shown in the table, our performance peer group consists of APA Corporation, Chevron, Devon Energy, Diamondback Energy, EOG Resources, ExxonMobil and Occidental Petroleum (see “Measuring Performance — Performance Peer Group” on page 81 for a description of how we select our performance peer group), and Peer Group TSR is weighted according to each peer’s stock market capitalization at the beginning of each annual period. While TSR for our peer group includes the S&P 500 Total Return Index for purposes of certain compensation decisions as discussed in “Measuring Performance — Performance Peer Group” on page 81, in accordance with SEC regulations the S&P 500 Total Return Index is not included in Peer Group TSR as shown in the table above. In 2023, we updated our performance peer group, removing Marathon Oil Corporation and adding Pioneer Natural Resources, to better align with our business and market capitalization. In May of 2024, ExxonMobil acquired Pioneer Natural Resources, and after the acquisition we retained only the combined company in our performance peer group. In November of 2024, we acquired Marathon Oil, eliminating our ability to separately measure the performance of the performance peer group that existed prior to our substitution of Pioneer Natural Resources for Marathon Oil Corporation. In July of 2025, Chevron acquired Hess, and after the acquisition we retained only the combined company in our performance peer group.

(7)
Absolute Adjusted ROCE is measured over a one-year period as described in “Process for Determining Executive Compensation — Financial (VCIP and PSP)” and “Components of Executive Compensation — Performance-Based Pay Programs” on pages 78 and 72. See page 79 for how Adjusted ROCE is calculated. See Appendix A for non-GAAP reconciliations.

Company Selected Measure Name				AdjustedROCE
Named Executive Officers, Footnote
(2)
The CEO for each of the reported years is Mr. Lance.
(4)
The NEOs included for the 2025 Average SCT Total for Non-CEO NEOs and the Average CAP for Non-CEO NEOs are: A.M. O’Brien, W.L. Bullock, Jr. (retired effective August 31, 2025), N.G. Olds, K.B. Rose and K.L. Johnson. The NEOs included for the 2024 Average SCT Total for Non-CEO NEOs and the Average CAP for Non-CEO NEOs are: W.L. Bullock, Jr., N.G. Olds, K.B. Rose and A.M. O’Brien. The NEOs included for the 2023 Average SCT Total for Non-CEO NEOs and the Average CAP for Non-CEO NEOs are: W.L. Bullock, Jr., D.E. Macklon (retired effective May 1, 2024), N.G. Olds and K.B. Rose. The NEOs included for the 2022 Average SCT Total for Non-CEO NEOs and the Average CAP for Non-CEO NEOs are: W.L. Bullock, Jr., T.A. Leach, D.E. Macklon, N.G. Olds and K.B. Rose. The NEOs included for the 2021 Average SCT Total for Non-CEO NEOs and the Average CAP for Non-CEO NEOs are: W.L. Bullock, Jr., T.A. Leach, D.E. Macklon, M.J. Fox (retired effective July 1, 2021) and K.B. Rose.

Peer Group Issuers, Footnote
(6)
Peer Group TSR shown for 2021 is the value as of December 31, 2021 of a hypothetical investment of $100 in the stock of our performance peer group on December 31, 2020, with all dividends reinvested. The amount shown for 2022 is the cumulative value of that hypothetical investment (with all dividends reinvested) as of December 30, 2022 (the last trading day in 2022). The amount shown for 2023 is the cumulative value of that hypothetical investment (with all dividends reinvested) as of December 29, 2023 (the last trading day in 2023). The amount shown for 2024 is the cumulative value of that hypothetical investment (with all dividends reinvested) as of December 31, 2024. The amount shown for 2025 is the cumulative value of that hypothetical investment (with all dividends reinvested) as of December 31, 2025. For this purpose and for all years shown in the table, our performance peer group consists of APA Corporation, Chevron, Devon Energy, Diamondback Energy, EOG Resources, ExxonMobil and Occidental Petroleum (see “Measuring Performance — Performance Peer Group” on page 81 for a description of how we select our performance peer group), and Peer Group TSR is weighted according to each peer’s stock market capitalization at the beginning of each annual period. While TSR for our peer group includes the S&P 500 Total Return Index for purposes of certain compensation decisions as discussed in “Measuring Performance — Performance Peer Group” on page 81, in accordance with SEC regulations the S&P 500 Total Return Index is not included in Peer Group TSR as shown in the table above. In 2023, we updated our performance peer group, removing Marathon Oil Corporation and adding Pioneer Natural Resources, to better align with our business and market capitalization. In May of 2024, ExxonMobil acquired Pioneer Natural Resources, and after the acquisition we retained only the combined company in our performance peer group. In November of 2024, we acquired Marathon Oil, eliminating our ability to separately measure the performance of the performance peer group that existed prior to our substitution of Pioneer Natural Resources for Marathon Oil Corporation. In July of 2025, Chevron acquired Hess, and after the acquisition we retained only the combined company in our performance peer group.

PEO Total Compensation Amount				$ 23,450,085	$ 23,116,284	$ 20,770,673	$ 19,972,339	$ 23,886,640
PEO Actually Paid Compensation Amount				$ 22,778,058	12,303,427	35,636,692	74,688,355	59,903,247
Adjustment To PEO Compensation, Footnote
(3)
For 2025, Compensation Actually Paid (CAP) for the CEO and average CAP for the non-CEO NEOs is determined by making the following adjustments to total compensation shown in the SCT.

SCT Total to CAP Reconciliation	CEO	Avg. of Non-CEO NEOs
SCT Total	$23,450,085	$6,994,230
Minus the increase in actuarial present value of pensions shown under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT	—	(503,169)
Plus the “service cost” of such pensions(a)	400,573	119,771
Plus the “prior service cost” of such pensions(b)	—	—
Minus the grant date fair value of awards shown under the “Stock Awards” column of the SCT(c)	(16,543,434)	(4,133,308)
Minus the grant date fair value of awards shown under the “Option Awards” column of the SCT(c)	—	—
Plus the year-end fair value of equity awards granted during the year and unvested at year-end(c)(d)	16,631,345	3,725,857
Plus the vesting date fair value of equity awards granted and vesting during the year(c)(e)	198,088	28,734
Plus or minus the change in fair value from prior year-end to current year-end of outstanding equity awards granted in a prior year and unvested at year-end(c)(f)	(1,919,134)	(242,045)
Plus or minus the change in fair value from prior year-end to the vesting date of equity awards granted in a prior year and vesting during the year(c)(g)	416,949	80,296
Minus the prior year-end fair value of equity awards forfeited during the year(c)(h)	(806,978)	(502,256)
Plus dividends or other earnings paid during the year and prior to the vesting date of any equity awards and not otherwise included in the SCT total	950,564	27,060
Equals CAP	$22,778,058	$5,595,170

(a)
The “service cost” is the actuarial present value of defined benefit pensions that is attributable to services rendered during the year. See “Pension Benefits” starting on page 100 for a description of the formulas for the pension earned each year.

(b)
The “prior service cost” is the total additional cost of defined benefit pension benefits for prior years that is attributed to amendments during the year. No such amendments were adopted effective in any of the years shown in the Pay Versus Performance table.
(c)
Amounts shown are based on the fair value of awards as determined in accordance with FASB ASC Topic 718. See the “Employee Benefit Plans” section of Note 14 in the Notes to Consolidated Financial Statements in ConocoPhillips’ 2025 Annual Report on Form 10-K for a discussion of the relevant assumptions used in this determination. Amounts in the CAP Reconciliation Table (other than totals shown in the first and last rows) are actual amounts rounded to the nearest dollar, and the total CAP is the sum of the amounts shown. In the following footnotes fair values are rounded to the nearest penny.

(d)
Includes the year-end fair value (or average year-end fair value as applicable) of PSP and ERSUP award units granted during the year and unvested at year-end including award units related to dividend equivalents on outstanding unvested awards reinvested in 2025, each with a fair value of $94.00 as of December 31, 2025. The 2025 PSP awards and related reinvested dividend equivalents are shown at target for the year of grant because that is the probable payout as of the end of that year. The dividend equivalents granted in 2025 for 2023 PSP awards vesting and settling in 2026 are adjusted for actual below-target performance because that is the probable payout based on performance through the end of the performance period (ended December 31, 2025) even though the HRCC retained the discretion to adjust the payout until the time of settlement in February of 2026.

(e)
Includes the vesting date fair value (or average vesting date fair value as applicable) of equity awards granted and vested during the year including ERSUP award units granted in 2025 for which restrictions were lapsed on November 14, 2025, to satisfy required tax withholding, with a fair value of $90.25 per share as of the vesting date.

(f)
Includes the incremental reduction in fair value (or average incremental reduction in fair value as applicable) of unvested awards as of December 31, 2025, which were granted in previous years, including, as applicable, restricted shares for LTIP VIII — PSP I initial payout, for which restrictions lapse following retirement; restricted stock units related to grants for PSP I final payout — PSP VI, for which restrictions lapse following separation from service; restricted stock units for PSP VIII and PSP VIII Tail for which Mr. Lance elected to defer lapsing of restrictions until separation from service; restricted stock units related to ERSUP awards granted in 2023 and 2024, for which restrictions lapse three years from the grant date; PSP award units related to the grant in 2023 based on projected performance (not including forfeited units) and PSP award units related to the grant in 2024 based on initial target. For these awards, the negative change in fair value equals the aggregate number of shares multiplied by minus $4.20, which is $94.00 (the fair value of the company’s common stock as of December 31, 2025) less $98.20 (the fair value of the company’s common stock as of December 31, 2024).

(g)
Includes the incremental increase in fair value (or average incremental increase in fair value as applicable) of awards vesting in 2025, including PSP award units related to the grant in 2022 that settled in cash based on performance as approved by the HRCC at its February 2025 meeting and restricted stock units related to ERSUP awards granted in 2022 that vested and settled in stock on February 11, 2025 and February 8, 2025, respectively. For these ERSUP awards, the positive change in fair value equals the aggregate number of shares multiplied by $1.16, which is $99.36 (the fair value of the company’s common stock as of the last trading day preceding the February 8, 2025 vesting date) less $98.20 (the fair value of the company’s common stock as of December 31, 2024). For these PSP awards, the positive change in fair value equals the aggregate number of shares multiplied by $2.70, which is $100.90 (the fair value of the company’s common stock as of the February 11, 2025, vesting date) less $98.20 (the fair value of the company’s common stock as of December 31, 2024).

(h)
Includes the projected incremental reduction in fair value (or average incremental reduction in fair value as applicable) of unvested PSP award units related to the 2023 PSP grant as adjusted for actual performance below target through December 31, 2025. The incremental reduction in fair value as of December 31, 2025, equals minus $98.20 per share (the fair value as of December 31, 2024) because the award included target shares at the end of the prior year. The 2023 PSP awards vesting and settling in 2026 are adjusted for actual performance because that is the probable payout based on performance through the end of the performance period (ended December 31, 2025) even though the HRCC retained the discretion to adjust the payout until the time of settlement in February of 2026. The average of Non-CEO NEOs includes adjustments related to rounding the final payout of the 2022 PSP award that vested February 11, 2025 and reductions related to the 2023 and 2024 PSP grants as adjusted for awards that were forfeited due to prorated retirement vesting, with a fair value of minus $98.20 per share (the fair value as of December 31, 2024) because the award included target shares at the end of the prior year.

Non-PEO NEO Average Total Compensation Amount				$ 6,994,230	7,806,425	6,971,974	6,133,798	7,379,438
Non-PEO NEO Average Compensation Actually Paid Amount				$ 5,595,170	5,028,663	9,288,633	14,617,414	12,790,641
Adjustment to Non-PEO NEO Compensation Footnote
(3)
For 2025, Compensation Actually Paid (CAP) for the CEO and average CAP for the non-CEO NEOs is determined by making the following adjustments to total compensation shown in the SCT.

SCT Total to CAP Reconciliation	CEO	Avg. of Non-CEO NEOs
SCT Total	$23,450,085	$6,994,230
Minus the increase in actuarial present value of pensions shown under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT	—	(503,169)
Plus the “service cost” of such pensions(a)	400,573	119,771
Plus the “prior service cost” of such pensions(b)	—	—
Minus the grant date fair value of awards shown under the “Stock Awards” column of the SCT(c)	(16,543,434)	(4,133,308)
Minus the grant date fair value of awards shown under the “Option Awards” column of the SCT(c)	—	—
Plus the year-end fair value of equity awards granted during the year and unvested at year-end(c)(d)	16,631,345	3,725,857
Plus the vesting date fair value of equity awards granted and vesting during the year(c)(e)	198,088	28,734
Plus or minus the change in fair value from prior year-end to current year-end of outstanding equity awards granted in a prior year and unvested at year-end(c)(f)	(1,919,134)	(242,045)
Plus or minus the change in fair value from prior year-end to the vesting date of equity awards granted in a prior year and vesting during the year(c)(g)	416,949	80,296
Minus the prior year-end fair value of equity awards forfeited during the year(c)(h)	(806,978)	(502,256)
Plus dividends or other earnings paid during the year and prior to the vesting date of any equity awards and not otherwise included in the SCT total	950,564	27,060
Equals CAP	$22,778,058	$5,595,170

(a)
The “service cost” is the actuarial present value of defined benefit pensions that is attributable to services rendered during the year. See “Pension Benefits” starting on page 100 for a description of the formulas for the pension earned each year.

(b)
The “prior service cost” is the total additional cost of defined benefit pension benefits for prior years that is attributed to amendments during the year. No such amendments were adopted effective in any of the years shown in the Pay Versus Performance table.
(c)
Amounts shown are based on the fair value of awards as determined in accordance with FASB ASC Topic 718. See the “Employee Benefit Plans” section of Note 14 in the Notes to Consolidated Financial Statements in ConocoPhillips’ 2025 Annual Report on Form 10-K for a discussion of the relevant assumptions used in this determination. Amounts in the CAP Reconciliation Table (other than totals shown in the first and last rows) are actual amounts rounded to the nearest dollar, and the total CAP is the sum of the amounts shown. In the following footnotes fair values are rounded to the nearest penny.

(d)
Includes the year-end fair value (or average year-end fair value as applicable) of PSP and ERSUP award units granted during the year and unvested at year-end including award units related to dividend equivalents on outstanding unvested awards reinvested in 2025, each with a fair value of $94.00 as of December 31, 2025. The 2025 PSP awards and related reinvested dividend equivalents are shown at target for the year of grant because that is the probable payout as of the end of that year. The dividend equivalents granted in 2025 for 2023 PSP awards vesting and settling in 2026 are adjusted for actual below-target performance because that is the probable payout based on performance through the end of the performance period (ended December 31, 2025) even though the HRCC retained the discretion to adjust the payout until the time of settlement in February of 2026.

(e)
Includes the vesting date fair value (or average vesting date fair value as applicable) of equity awards granted and vested during the year including ERSUP award units granted in 2025 for which restrictions were lapsed on November 14, 2025, to satisfy required tax withholding, with a fair value of $90.25 per share as of the vesting date.

(f)
Includes the incremental reduction in fair value (or average incremental reduction in fair value as applicable) of unvested awards as of December 31, 2025, which were granted in previous years, including, as applicable, restricted shares for LTIP VIII — PSP I initial payout, for which restrictions lapse following retirement; restricted stock units related to grants for PSP I final payout — PSP VI, for which restrictions lapse following separation from service; restricted stock units for PSP VIII and PSP VIII Tail for which Mr. Lance elected to defer lapsing of restrictions until separation from service; restricted stock units related to ERSUP awards granted in 2023 and 2024, for which restrictions lapse three years from the grant date; PSP award units related to the grant in 2023 based on projected performance (not including forfeited units) and PSP award units related to the grant in 2024 based on initial target. For these awards, the negative change in fair value equals the aggregate number of shares multiplied by minus $4.20, which is $94.00 (the fair value of the company’s common stock as of December 31, 2025) less $98.20 (the fair value of the company’s common stock as of December 31, 2024).

(g)
Includes the incremental increase in fair value (or average incremental increase in fair value as applicable) of awards vesting in 2025, including PSP award units related to the grant in 2022 that settled in cash based on performance as approved by the HRCC at its February 2025 meeting and restricted stock units related to ERSUP awards granted in 2022 that vested and settled in stock on February 11, 2025 and February 8, 2025, respectively. For these ERSUP awards, the positive change in fair value equals the aggregate number of shares multiplied by $1.16, which is $99.36 (the fair value of the company’s common stock as of the last trading day preceding the February 8, 2025 vesting date) less $98.20 (the fair value of the company’s common stock as of December 31, 2024). For these PSP awards, the positive change in fair value equals the aggregate number of shares multiplied by $2.70, which is $100.90 (the fair value of the company’s common stock as of the February 11, 2025, vesting date) less $98.20 (the fair value of the company’s common stock as of December 31, 2024).

(h)
Includes the projected incremental reduction in fair value (or average incremental reduction in fair value as applicable) of unvested PSP award units related to the 2023 PSP grant as adjusted for actual performance below target through December 31, 2025. The incremental reduction in fair value as of December 31, 2025, equals minus $98.20 per share (the fair value as of December 31, 2024) because the award included target shares at the end of the prior year. The 2023 PSP awards vesting and settling in 2026 are adjusted for actual performance because that is the probable payout based on performance through the end of the performance period (ended December 31, 2025) even though the HRCC retained the discretion to adjust the payout until the time of settlement in February of 2026. The average of Non-CEO NEOs includes adjustments related to rounding the final payout of the 2022 PSP award that vested February 11, 2025 and reductions related to the 2023 and 2024 PSP grants as adjusted for awards that were forfeited due to prorated retirement vesting, with a fair value of minus $98.20 per share (the fair value as of December 31, 2024) because the award included target shares at the end of the prior year.

Compensation Actually Paid vs. Total Shareholder Return				Compensation Actually Paid vs. Company and Peer TSR
Compensation Actually Paid vs. Net Income				Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure				Compensation Actually Paid Vs. 1-Year Absolute Adjusted ROCE
Total Shareholder Return Vs Peer Group				Compensation Actually Paid vs. Company and Peer TSR
Tabular List, Table
Tabular List of Performance Measures
• Absolute Adjusted ROCE • Capital • Operating and Overhead Costs	• Production • HSE • Strategic and Operational Milestones

Total Shareholder Return Amount				$ 279.04	285.61	325.04	317.26	185.98
Peer Group Total Shareholder Return Amount				285.59	260.85	250.57	273.91	159.24
Net Income (Loss)				$ 7,988,000,000	$ 9,245,000,000	$ 10,957,000,000	$ 18,680,000,000	$ 8,079,000,000
Company Selected Measure Amount				10	14.9	19.2	30.8	16.3
PEO Name				Mr. Lance
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares				$ 94	$ 98.2
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value | $ / shares	$ 90.25
Share Based Compensation Arrangement by Share Based Payment Award, Equity Instruments Other than Options, Change in Fair Value of Unvested Awards | $ / shares				4.2
Performance Share Program [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares				94	98.2
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value | $ / shares		$ 100.9
Share Based Compensation Arrangement by Share Based Payment Award, Equity Instruments Other than Options, Change in Fair Value of Unvested Awards | $ / shares		$ 2.7
Executive Restricted Stock Unit Program [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares				$ 94	$ 98.2
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value | $ / shares			$ 99.36
Share Based Compensation Arrangement by Share Based Payment Award, Equity Instruments Other than Options, Change in Fair Value of Unvested Awards | $ / shares			$ 1.16
Measure:: 1
Pay vs Performance Disclosure
Name				Absolute Adjusted ROCE
Non-GAAP Measure Description
(7)
Absolute Adjusted ROCE is measured over a one-year period as described in “Process for Determining Executive Compensation — Financial (VCIP and PSP)” and “Components of Executive Compensation — Performance-Based Pay Programs” on pages 78 and 72. See page 79 for how Adjusted ROCE is calculated. See Appendix A for non-GAAP reconciliations.

Measure:: 2
Pay vs Performance Disclosure
Name				Capital
Measure:: 3
Pay vs Performance Disclosure
Name				Operating and Overhead Costs
Measure:: 4
Pay vs Performance Disclosure
Name				Production
Measure:: 5
Pay vs Performance Disclosure
Name				HSE
Measure:: 6
Pay vs Performance Disclosure
Name				Strategic and Operational Milestones
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				400,573
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				16,631,345
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,919,134)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				198,088
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				416,949
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				950,564
PEO | Minus the Grant Date Fair Value of Awards Shown Under the Stock Awards Column of the S C T [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(16,543,434)
PEO | Minus the Grant Date Fair Value of Awards Shown Under the Option Awards Column of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Minus the Prior Year End Fair Value of Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(806,978)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(503,169)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				119,771
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,725,857
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(242,045)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				28,734
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				80,296
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				27,060
Non-PEO NEO | Minus the Grant Date Fair Value of Awards Shown Under the Stock Awards Column of the S C T [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,133,308)
Non-PEO NEO | Minus the Grant Date Fair Value of Awards Shown Under the Option Awards Column of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Minus the Prior Year End Fair Value of Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (502,256)